Quarterly Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Revenues [Abstract]
Total revenues	$ 420,386	$ 373,172	$ 366,647	$ 355,826	$ 432,805	$ 376,773	$ 398,157	$ 389,113	$ 1,516,031	$ 1,596,848	$ 1,613,178
Percent of annual revenues (as percent)	27.70%	24.60%	24.20%	23.50%	27.10%	23.60%	24.90%	24.40%
Cost of goods sold	$ 200,497	$ 175,591	$ 172,306	$ 171,950	$ 217,373	$ 192,374	$ 208,869	$ 204,466	720,344	823,082	833,126
Operating income [Abstract]
Operating income	44,841	20,853	29,192	20,182	28,700	16,391	6,351	12,656	115,068	64,098	113,716
Net income (loss)	$ 3,201	$ 1,569	$ 4,273	$ (2,580)	$ (74)	$ (3,815)	$ (11,924)	$ (9,749)	$ 6,463	$ (25,562)	$ 30,855
Loss per share:
Basic (in dollars per share)	$ 0.10	$ 0.05	$ 0.14	$ (0.08)	$ 0.00	$ (0.12)	$ (0.39)	$ (0.32)	$ 0.21	$ (0.83)	$ 0.88
Diluted (in dollars per share)	$ 0.10	$ 0.05	$ 0.14	$ (0.08)	$ 0.00	$ (0.12)	$ (0.39)	$ (0.32)	$ 0.20	$ (0.83)	$ 0.87
Retail Segment [Member]
Revenues [Abstract]
Total revenues	$ 334,535	$ 291,903	$ 286,505	$ 279,365	$ 356,198	$ 308,370	$ 332,436	$ 319,036	$ 1,192,308	$ 1,316,040	$ 1,324,228
Cost of goods sold									720,344	823,082	833,126
Operating income [Abstract]
Operating income	48,583	29,586	31,299	32,011	56,096	33,946	35,707	33,663	141,479	159,412	168,573
Credit Segment [Member]
Revenues [Abstract]
Total revenues	85,851	81,269	80,142	76,461	76,607	68,403	65,721	70,077	323,723	280,808	288,950
Cost of goods sold									0	0	0
Operating income [Abstract]
Operating income	$ (3,742)	$ (8,733)	$ (2,107)	$ (11,829)	$ (27,396)	$ (17,555)	$ (29,356)	$ (21,007)	$ (26,411)	$ (95,314)	$ (54,857)